SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013 location	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013 segment location	Jul. 29, 2012	Feb. 03, 2013 segment location	Jan. 29, 2012	Jan. 30, 2011
Segment information
Number of reportable segments										4		4
Number of provinces		9										9
Net sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Adjusted EBITDA	218			192						382	325	683	508	411
Depreciation & Software Amortization	29			24						55	47
Other Intangible Amortization	33			60						67	120	243	244	244
Canada
Segment information
Number of provinces	9	9								9		9
Facilities Maintenance
Segment information
Net sales	638			571						1,199	1,068	2,182	1,870	1,682
Adjusted EBITDA	125			109						225	194	389	318	282
Depreciation & Software Amortization	11			10						22	19
Other Intangible Amortization	20			19						40	38	79	75	75
Waterworks
Segment information
Net sales	601			527						1,124	988	2,028	1,772	1,659
Adjusted EBITDA	50			39						88	67	137	112	94
Depreciation & Software Amortization	3			2						5	4
Other Intangible Amortization	1			24						2	48	96	95	94
Power Solutions
Segment information
Net sales	456			440						918	855	1,787	1,625	1,462
Adjusted EBITDA	18			20						36	34	72	50	49
Depreciation & Software Amortization	2			2						3	3
Other Intangible Amortization	4			4						9	9	18	20	19
White Cap
Segment information
Net sales	336			307						646	573	1,178	981	852
Adjusted EBITDA	24			18						38	26	56	17	(10)
Depreciation & Software Amortization	4			3						8	6
Other Intangible Amortization	5			5						10	10	20	19	19
Corporate & Other
Segment information
Net sales	226			214						438	411	860	780	794
Adjusted EBITDA	1			6						(5)	4	29	11	(4)
Depreciation & Software Amortization	9			7						17	15
Other Intangible Amortization	$ 3			$ 8						$ 6	$ 15	$ 30	$ 35	$ 37